Quarterly Holdings Report
for
VIP Stock Selector Portfolio
March 31, 2025
VSACI-NPRT1-0525
1.9904322.103
Common Stocks - 98.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	92,500	5,503,750
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	50,000	8,799,079
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States) (b)	32,600	2,530,738
CANADA - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (b)	112,900	7,526,144
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	48,500	2,391,887
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Africa Oil Corp	1,668,200	2,388,028
Athabasca Oil Corp (c)	1,285,500	4,984,601
Imperial Oil Ltd	178,800	12,915,646
MEG Energy Corp	544,100	9,539,379
South Bow Corp	82,500	2,107,432
		31,935,086
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	6,005	8,678,947
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (c)	60,000	2,013,000
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,600	0
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	18,400	913,928
Metals & Mining - 0.1%
Teck Resources Ltd Class B (United States)	31,400	1,143,902
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP (United States)	10,400	230,464
TOTAL CANADA		54,833,358
CHINA - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (c)	20,600	2,438,010
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	73,177	13,908,021
TOTAL CHINA		16,346,031
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	129,500	1,099,677
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	42,500	6,624,050
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	36,100	964,953
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	20,000	1,821,200
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	652,300	3,584,221
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	43,200	2,870,208
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Ireland Group PLC	627,800	7,362,021
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	38,500	2,617,142
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	17,500	10,357,638
Merus NV (c)	85,000	3,577,650

TOTAL NETHERLANDS		13,935,288
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	328,700	5,768,520
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	108,400	10,012,908
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	728,100	4,905,147
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States)	107,772	3,301,056
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	197,564	32,795,624
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Diageo PLC	233,536	6,102,914
Food Products - 0.0%
Nomad Foods Ltd	62,382	1,225,806
Tobacco - 0.0%
British American Tobacco PLC ADR	55,100	2,279,487
Financials - 0.4%
Banks - 0.1%
Standard Chartered PLC	183,100	2,695,139
Capital Markets - 0.1%
London Stock Exchange Group PLC	34,100	5,064,780
Insurance - 0.2%
Beazley PLC	457,250	5,475,350
TOTAL FINANCIALS		13,235,269

TOTAL UNITED KINGDOM		22,843,476
UNITED STATES - 93.1%
Communication Services - 9.6%
Diversified Telecommunication Services - 1.0%
AT&T Inc	747,200	21,130,816
Verizon Communications Inc	428,600	19,441,296
		40,572,112
Entertainment - 1.2%
Live Nation Entertainment Inc (c)	21,900	2,859,702
Netflix Inc (c)	36,900	34,410,357
Take-Two Interactive Software Inc (c)	32,300	6,694,175
Warner Bros Discovery Inc (c)	393,400	4,221,182
		48,185,416
Interactive Media & Services - 6.5%
Alphabet Inc Class A	864,412	133,672,672
Meta Platforms Inc Class A	193,900	111,756,204
Reddit Inc Class A	38,700	4,059,630
		249,488,506
Media - 0.6%
Charter Communications Inc Class A (c)	13,100	4,827,743
Comcast Corp Class A	397,500	14,667,750
Magnite Inc (c)	288,400	3,290,644
		22,786,137
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	48,000	12,802,080
TOTAL COMMUNICATION SERVICES		373,834,251

Consumer Discretionary - 9.8%
Automobiles - 1.3%
Tesla Inc (c)	190,863	49,464,055
Broadline Retail - 4.5%
Amazon.com Inc (c)	898,236	170,898,382
Etsy Inc (c)	32,300	1,523,914
Macy's Inc	107,600	1,351,456
		173,773,752
Distributors - 0.1%
LKQ Corp	115,300	4,904,862
Diversified Consumer Services - 0.0%
Service Corp International/US	56,800	4,555,360
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	62,100	7,418,466
Booking Holdings Inc	1,112	5,122,884
Caesars Entertainment Inc (c)	67,300	1,682,500
Chipotle Mexican Grill Inc (c)	52,900	2,656,109
Churchill Downs Inc	44,030	4,890,412
Domino's Pizza Inc	17,854	8,203,020
DraftKings Inc Class A (c)	124,100	4,121,361
Dutch Bros Inc Class A (c)	35,900	2,216,466
Marriott International Inc/MD Class A1	53,095	12,647,229
Red Rock Resorts Inc Class A	32,200	1,396,514
Starbucks Corp	18,800	1,844,092
Yum! Brands Inc	54,400	8,560,384
		60,759,437
Household Durables - 0.2%
PulteGroup Inc	60,200	6,188,560
Somnigroup International Inc	22,332	1,337,240
		7,525,800
Leisure Products - 0.0%
Brunswick Corp/DE	19,500	1,050,075
Specialty Retail - 1.6%
Foot Locker Inc (c)	31,800	448,380
Home Depot Inc/The	36,624	13,422,330
Lowe's Cos Inc	145,189	33,862,430
Ross Stores Inc	67,600	8,638,604
TJX Cos Inc/The	32,220	3,924,396
		60,296,140
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (c)	40,739	803,780
Lululemon Athletica Inc (c)	5,600	1,585,136
NIKE Inc Class B	144,869	9,196,284
PVH Corp	56,540	3,654,746
Tapestry Inc	78,197	5,505,851
		20,745,797
TOTAL CONSUMER DISCRETIONARY		383,075,278

Consumer Staples - 5.9%
Beverages - 2.3%
Boston Beer Co Inc/The Class A (c)	25,450	6,078,478
Brown-Forman Corp Class B	23,500	797,590
Celsius Holdings Inc (b)(c)	279	9,938
Coca-Cola Co/The	456,600	32,701,692
Constellation Brands Inc Class A	65,485	12,017,807
Keurig Dr Pepper Inc	648,500	22,191,670
Monster Beverage Corp (c)	85,200	4,985,904
PepsiCo Inc	61,700	9,251,298
		88,034,377
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	172,500	3,793,275
Costco Wholesale Corp	9,000	8,512,020
Target Corp	102,735	10,721,425
Walmart Inc	229,100	20,112,689
		43,139,409
Food Products - 0.9%
Bunge Global SA	109,100	8,337,422
Conagra Brands Inc	26,100	696,087
Freshpet Inc (c)	13,600	1,131,112
JM Smucker Co	70,100	8,300,541
Kraft Heinz Co/The	66,800	2,032,724
Lamb Weston Holdings Inc	73,100	3,896,230
Mondelez International Inc	99,100	6,723,935
TreeHouse Foods Inc (c)	136,826	3,706,616
		34,824,667
Household Products - 1.1%
Clorox Co/The	3,100	456,475
Energizer Holdings Inc	295,375	8,837,620
Procter & Gamble Co/The	181,100	30,863,062
Reynolds Consumer Products Inc	35,000	835,100
		40,992,257
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	159,500	10,527,000
Kenvue Inc	171,600	4,114,968
		14,641,968
Tobacco - 0.1%
Philip Morris International Inc	48,800	7,746,024
TOTAL CONSUMER STAPLES		229,378,702

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	10,200	214,404
ConocoPhillips	34,500	3,623,190
Expand Energy Corp	22,095	2,459,615
Exxon Mobil Corp	568,700	67,635,491
Marathon Petroleum Corp	22,100	3,219,749
Shell PLC ADR	209,300	15,337,504
Targa Resources Corp	20,700	4,149,729
Valero Energy Corp	62,100	8,201,547
		104,841,229
Financials - 13.0%
Banks - 4.2%
Bancorp Inc/The (c)	207,800	10,980,152
Bank of America Corp	1,024,012	42,732,021
Citigroup Inc	84,155	5,974,163
Comerica Inc	48,700	2,876,222
First Horizon Corp	151,000	2,932,420
JPMorgan Chase & Co	78,818	19,334,055
KeyCorp	283,610	4,534,924
M&T Bank Corp	35,861	6,410,154
Synovus Financial Corp	58,400	2,729,616
Truist Financial Corp	182,200	7,497,530
US Bancorp	344,400	14,540,568
Wells Fargo & Co	607,447	43,608,620
		164,150,445
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	128,764	10,799,437
Blackrock Inc	15,300	14,481,144
Cboe Global Markets Inc	30,475	6,896,188
Charles Schwab Corp/The	253,800	19,867,464
Intercontinental Exchange Inc	87,800	15,145,500
LPL Financial Holdings Inc	26,463	8,657,106
MarketAxess Holdings Inc	54,217	11,729,848
Morgan Stanley	41,099	4,795,020
Northern Trust Corp	70,400	6,944,960
State Street Corp	63,000	5,640,390
Tradeweb Markets Inc Class A	28,600	4,245,955
Virtu Financial Inc Class A	164,747	6,280,156
		115,483,168
Consumer Finance - 0.4%
Discover Financial Services	47,004	8,023,583
OneMain Holdings Inc	68,299	3,338,455
SLM Corp	95,700	2,810,709
		14,172,747
Financial Services - 2.6%
Affirm Holdings Inc Class A (c)	26,500	1,197,535
Apollo Global Management Inc	71,435	9,782,309
AvidXchange Holdings Inc (c)	588,800	4,993,024
Berkshire Hathaway Inc Class A (c)	10	7,984,416
Block Inc Class A (c)	52,941	2,876,285
Fiserv Inc (c)	81,412	17,978,212
Mastercard Inc Class A	41,200	22,582,544
UWM Holdings Corp Class A	490,200	2,676,492
Visa Inc Class A	87,581	30,693,637
		100,764,454
Insurance - 2.8%
Arthur J Gallagher & Co	39,064	13,486,455
Brighthouse Financial Inc (c)	8,940	518,431
Chubb Ltd	87,068	26,293,666
Hartford Insurance Group Inc/The	107,281	13,273,878
Marsh & McLennan Cos Inc	93,851	22,902,460
Progressive Corp/The	8,400	2,377,284
The Travelers Companies, Inc.	51,933	13,734,201
Unum Group	48,040	3,913,338
Willis Towers Watson PLC	37,300	12,605,535
		109,105,248
TOTAL FINANCIALS		503,676,062

Health Care - 9.8%
Biotechnology - 1.6%
AbbVie Inc	28,000	5,866,560
Alnylam Pharmaceuticals Inc (c)	26,000	7,020,520
Cargo Therapeutics Inc (c)	90,000	366,300
Crinetics Pharmaceuticals Inc (c)	90,000	3,018,600
Cytokinetics Inc (c)	42,000	1,687,980
Exact Sciences Corp (c)	190,000	8,225,100
Gilead Sciences Inc	128,000	14,342,400
Janux Therapeutics Inc (c)	67,000	1,809,000
Legend Biotech Corp ADR (c)	200,000	6,786,000
MoonLake Immunotherapeutics Class A (c)	50,500	1,973,035
Nurix Therapeutics Inc (c)	120,000	1,425,600
Nuvalent Inc Class A (c)	40,000	2,836,800
Oruka Therapeutics Inc	65,000	666,900
Regeneron Pharmaceuticals Inc	6,000	3,805,380
Vaxcyte Inc (c)	42,000	1,585,920
Veracyte Inc (c)	92,800	2,751,520
		64,167,615
Health Care Equipment & Supplies - 3.4%
Alcon AG (United States)	1,000	94,930
Boston Scientific Corp (c)	458,000	46,203,040
Glaukos Corp (c)	49,250	4,847,185
ICU Medical Inc (c)	8,000	1,110,880
Inspire Medical Systems Inc (c)	30,000	4,778,400
Insulet Corp (c)	51,500	13,524,415
Intuitive Surgical Inc (c)	12,000	5,943,240
Kestra Medical Technologies Ltd	100,000	2,492,000
Masimo Corp (c)	87,500	14,577,500
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	1,141	14,148
Penumbra Inc (c)	74,500	19,922,045
Stryker Corp	38,500	14,331,625
		127,839,408
Health Care Providers & Services - 2.7%
agilon health Inc (c)	280,000	1,212,400
BrightSpring Health Services Inc (c)	200,000	3,618,000
Centene Corp (c)	54,000	3,278,340
Cigna Group/The	38,600	12,699,400
CVS Health Corp	67,000	4,539,250
LifeStance Health Group Inc (c)	361,000	2,404,260
McKesson Corp	1,000	672,990
Molina Healthcare Inc (c)	23,400	7,707,726
Privia Health Group Inc (c)	240,000	5,388,000
Surgery Partners Inc (c)	100,000	2,375,000
UnitedHealth Group Inc	115,200	60,336,000
		104,231,366
Health Care Technology - 0.2%
Phreesia Inc (c)	90,000	2,300,400
Veeva Systems Inc Class A (c)	28,500	6,601,455
		8,901,855
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	120,000	1,047,600
Bruker Corp	48,500	2,024,390
Danaher Corp	100,000	20,500,000
Thermo Fisher Scientific Inc	13,500	6,717,600
West Pharmaceutical Services Inc	9,500	2,126,860
		32,416,450
Pharmaceuticals - 1.1%
Eli Lilly & Co	37,000	30,558,670
Merck & Co Inc	70,500	6,328,080
Royalty Pharma PLC Class A	165,000	5,136,450
		42,023,200
TOTAL HEALTH CARE		379,579,894

Industrials - 8.4%
Aerospace & Defense - 2.9%
Boeing Co (c)	107,290	18,298,310
GE Aerospace	162,200	32,464,330
Howmet Aerospace Inc	122,200	15,853,006
Lockheed Martin Corp	35,700	15,947,547
Northrop Grumman Corp	16,000	8,192,160
RTX Corp	43,400	5,748,764
TransDigm Group Inc	10,900	15,077,861
		111,581,978
Building Products - 0.7%
Trane Technologies PLC	81,000	27,290,520
Construction & Engineering - 0.2%
Quanta Services Inc	26,300	6,684,934
Electrical Equipment - 1.2%
AMETEK Inc	117,800	20,278,092
Eaton Corp PLC	50,500	13,727,415
GE Vernova Inc	44,475	13,577,328
		47,582,835
Ground Transportation - 1.2%
CSX Corp	301,600	8,876,088
Old Dominion Freight Line Inc	67,200	11,118,240
Uber Technologies Inc (c)	205,000	14,936,300
Union Pacific Corp	46,100	10,890,664
		45,821,292
Machinery - 2.0%
Deere & Co	11,400	5,350,590
Dover Corp	91,400	16,057,152
Fortive Corp	104,500	7,647,310
Ingersoll Rand Inc	202,900	16,238,087
Parker-Hannifin Corp	41,800	25,408,130
Westinghouse Air Brake Technologies Corp	40,900	7,417,215
		78,118,484
Passenger Airlines - 0.0%
Delta Air Lines Inc	56,100	2,445,960
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	415,600	3,715,464
Trading Companies & Distributors - 0.1%
United Rentals Inc	6,600	4,136,220
TOTAL INDUSTRIALS		327,377,687

Information Technology - 27.4%
Communications Equipment - 1.9%
Arista Networks Inc	321,437	24,904,938
Cisco Systems Inc	794,905	49,053,588
		73,958,526
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	100,247	6,575,200
IT Services - 0.5%
Gartner Inc (c)	40,501	16,999,890
MongoDB Inc Class A (c)	7,400	1,297,960
		18,297,850
Semiconductors & Semiconductor Equipment - 9.8%
Analog Devices Inc	166,700	33,618,389
Astera Labs Inc (c)	70,000	4,176,900
Broadcom Inc	220,787	36,966,367
First Solar Inc (c)	1,800	227,574
Marvell Technology Inc	281,400	17,325,798
Micron Technology Inc	406,958	35,360,581
NVIDIA Corp	2,325,186	252,003,659
		379,679,268
Software - 7.2%
Cadence Design Systems Inc (c)	45,757	11,637,378
HubSpot Inc (c)	19,696	11,252,128
Microsoft Corp	661,357	248,266,804
OpenAI Global LLC rights (c)(d)(e)	403,380	588,935
Oracle Corp	13,366	1,868,700
Palantir Technologies Inc Class A (c)	44,999	3,797,916
Servicenow Inc (c)	4,692	3,735,489
		281,147,350
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	1,377,030	305,879,674
TOTAL INFORMATION TECHNOLOGY		1,065,537,868

Materials - 1.8%
Chemicals - 1.3%
Air Products and Chemicals Inc	20,600	6,075,352
Axalta Coating Systems Ltd (c)	69,300	2,298,681
Balchem Corp	12,700	2,108,200
Cabot Corp	10,500	872,970
CF Industries Holdings Inc	6,100	476,715
Chemours Co/The	85,900	1,162,227
Corteva Inc	69,400	4,367,342
Ecolab Inc	32,600	8,264,752
Element Solutions Inc	71,100	1,607,571
Linde PLC	41,200	19,184,368
Mosaic Co/The	65,800	1,777,258
Sherwin-Williams Co/The	8,900	3,107,791
		51,303,227
Construction Materials - 0.1%
Martin Marietta Materials Inc	7,500	3,585,975
Containers & Packaging - 0.2%
AptarGroup Inc	15,900	2,359,242
International Paper Co	77,500	4,134,625
		6,493,867
Metals & Mining - 0.2%
ATI Inc (c)	18,200	946,946
Freeport-McMoRan Inc	38,500	1,457,610
Newmont Corp	73,400	3,543,752
Nucor Corp	24,900	2,996,466
		8,944,774
TOTAL MATERIALS		70,327,843

Real Estate - 2.3%
Health Care REITs - 0.3%
Ventas Inc	156,500	10,760,940
Industrial REITs - 0.3%
Americold Realty Trust Inc	4,200	90,132
Prologis Inc	86,985	9,724,053
		9,814,185
Office REITs - 0.0%
Douglas Emmett Inc	78,700	1,259,200
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	23,400	5,801,094
Zillow Group Inc Class C (c)	32,200	2,207,632
		8,008,726
Residential REITs - 0.3%
Invitation Homes Inc	61,400	2,139,790
Mid-America Apartment Communities Inc	45,500	7,624,890
Sun Communities Inc	13,100	1,685,184
		11,449,864
Retail REITs - 0.3%
Federal Realty Investment Trust	34,400	3,365,008
Macerich Co/The	252,100	4,328,557
NNN REIT Inc	80,800	3,446,120
		11,139,685
Specialized REITs - 0.9%
American Tower Corp	68,900	14,992,640
Equinix Inc	13,850	11,292,598
Iron Mountain Inc	16,300	1,402,452
Public Storage Operating Co	25,400	7,601,966
		35,289,656
TOTAL REAL ESTATE		87,722,256

Utilities - 2.4%
Electric Utilities - 1.8%
American Electric Power Co Inc	28,800	3,146,976
Constellation Energy Corp	22,578	4,552,402
Duke Energy Corp	84,400	10,294,268
Entergy Corp	63,600	5,437,164
Evergy Inc	60,000	4,137,000
Eversource Energy	37,600	2,335,336
Exelon Corp	161,300	7,432,704
NextEra Energy Inc	147,565	10,460,883
PG&E Corp	243,357	4,180,873
PPL Corp	111,400	4,022,654
Southern Co/The	60,646	5,576,400
TXNM Energy Inc	55,700	2,978,836
Xcel Energy Inc	62,100	4,396,059
		68,951,555
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	146,100	1,814,562
Clearway Energy Inc Class C	23,600	714,372
Vistra Corp	30,800	3,617,152
		6,146,086
Multi-Utilities - 0.5%
Ameren Corp	53,000	5,321,200
CenterPoint Energy Inc	144,300	5,227,989
Consolidated Edison Inc	11,900	1,316,021
NiSource Inc	103,600	4,153,324
Sempra	58,300	4,160,288
		20,178,822
TOTAL UTILITIES		95,276,463

TOTAL UNITED STATES		3,620,627,533
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	157,600	2,119,148
TOTAL COMMON STOCKS (Cost $3,192,597,043)		3,831,265,128

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (d)(e)	894,646	733,609
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	5,369	413,789
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	75,279	460,707
Health Care - 0.1%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (d)(e)	100,705	525,680
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	22,820	765,840
TOTAL HEALTH CARE		1,291,520

TOTAL UNITED STATES		2,166,016
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,239,652)		2,899,625

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $967,933)	967,933	946,520

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025	4.25	990,000	988,126
US Treasury Bills 0% 5/8/2025 (g)	4.28	2,800,000	2,787,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,775,966)			3,775,939

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	55,500,365	55,511,466
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	6,327,470	6,328,102
TOTAL MONEY MARKET FUNDS (Cost $61,839,567)			61,839,568

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,262,420,161)	3,900,726,780
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,456,298)
NET ASSETS - 100.0%	3,889,270,482

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	47	Jun 2025	13,285,138	(90,860)	(90,860)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,449,228 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $756,692.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Endeavor BioMedicines Inc Series C	4/22/24	657,060

InSightec Ltd Series G	6/17/24	794,267

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 12/31/24	967,933

Medical Microinstruments Inc/Italy Series C	2/16/24	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

OpenAI Global LLC rights	9/30/24	403,380

Saluda Medical Inc Series E	4/06/23	607,788

Waymo LLC Series C2	10/18/24	419,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,432,813	555,993,450	552,914,797	720,910	-	-	55,511,466	55,500,365	0.1%
Fidelity Securities Lending Cash Central Fund	8,553,119	24,010,017	26,235,034	1,455	-	-	6,328,102	6,327,470	0.0%
Total	60,985,932	580,003,467	579,149,831	722,365	-	-	61,839,568

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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